VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—25.9%
Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 4,100	$ 4,135
Southwest Airlines Co. 1.250%, 5/1/25	19,075	21,774
		25,909

Auto Manufacturers—0.8%
Ford Motor Co. 0.000%, 3/15/26	17,145	15,679
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	10,818
NIO, Inc. 0.000%, 2/1/26	17,700	15,652
		42,149

Banks—0.5%
BofA Finance LLC 0.600%, 5/25/27	26,755	26,790
Biotechnology—1.4%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	7,495	7,278
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	5,990	5,935
1.250%, 5/15/27	11,445	11,366
Bridgebio Pharma, Inc. 2.250%, 2/1/29	12,175	5,280
Guardant Health, Inc. 0.000%, 11/15/27	10,085	7,339
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	21,055	17,818
Insmed, Inc. 0.750%, 6/1/28	4,225	3,830
Livongo Health, Inc. 0.875%, 6/1/25	6,900	5,755
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	5,060	5,209
		69,810

Commercial Services—1.6%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(1)	24,175	14,542
Block, Inc.
0.125%, 3/1/25	5,765	5,225
0.000%, 5/1/26	32,765	25,573
0.250%, 11/1/27	2,860	2,045
Chegg, Inc. 0.125%, 3/15/25	9,600	8,294
Euronet Worldwide, Inc. 0.750%, 3/15/49	9,610	8,637
Shift4 Payments, Inc.
0.000%, 12/15/25	7,510	6,628
	Par Value	Value

Commercial Services—continued
0.500%, 8/1/27	$ 17,240	$ 13,156
		84,100

Computers—0.8%
Lumentum Holdings, Inc.
0.500%, 12/15/26	14,475	13,498
144A 0.500%, 6/15/28(1)	17,745	14,143
Zscaler, Inc. 0.125%, 7/1/25	8,875	11,302
		38,943

Cosmetics & Personal Care—0.2%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	12,475	10,042
Diversified Financial Services—1.2%
Coinbase Global, Inc. 0.500%, 6/1/26	21,960	14,395
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	24,000	23,892
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	21,245	14,435
Upstart Holdings, Inc. 0.250%, 8/15/26	12,330	6,805
		59,527

Energy-Alternate Sources—0.7%
Enphase Energy, Inc.
0.000%, 3/1/26	16,000	18,464
0.000%, 3/1/28	8,675	10,297
SolarEdge Technologies, Inc. 0.000%, 9/15/25	6,320	6,880
		35,641

Entertainment—0.5%
DraftKings Holdings, Inc. 0.000%, 3/15/28	17,990	11,611
Live Nation Entertainment, Inc. 2.000%, 2/15/25	6,460	6,389
Vail Resorts, Inc. 0.000%, 1/1/26	10,560	9,194
		27,194

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	10,389
Healthcare-Products—0.7%
Exact Sciences Corp.
0.375%, 3/15/27	790	546
0.375%, 3/1/28	10,020	6,338
	Par Value	Value

Healthcare-Products—continued
Insulet Corp. 0.375%, 9/1/26	$ 11,755	$ 13,853
Novocure Ltd. 0.000%, 11/1/25	8,475	7,577
Omnicell, Inc. 0.250%, 9/15/25	7,965	8,451
		36,765

Healthcare-Services—0.4%
Oak Street Health, Inc. 0.000%, 3/15/26	16,345	12,512
Teladoc Health, Inc. 1.250%, 6/1/27	11,000	8,044
		20,556

Internet—6.0%
Airbnb, Inc. 0.000%, 3/15/26	28,980	23,995
Booking Holdings, Inc. 0.750%, 5/1/25	15,945	19,155
Etsy, Inc.
0.125%, 9/1/27	4,955	4,353
0.250%, 6/15/28	30,600	23,593
Expedia Group, Inc. 0.000%, 2/15/26	23,335	20,183
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,101
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,400	5,616
Okta, Inc.
0.125%, 9/1/25	12,545	10,475
0.375%, 6/15/26	3,405	2,644
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	4,097
Palo Alto Networks, Inc.
0.750%, 7/1/23	9,990	18,521
0.375%, 6/1/25	14,780	24,978
Sea Ltd. 0.250%, 9/15/26	24,825	17,191
Shopify, Inc. 0.125%, 11/1/25	13,000	10,628
Snap, Inc.
0.750%, 8/1/26	7,500	6,446
0.000%, 5/1/27	7,755	5,347
144A 0.125%, 3/1/28(1)	36,940	24,750
Spotify USA, Inc. 0.000%, 3/15/26	18,440	14,475
Uber Technologies, Inc. 0.000%, 12/15/25	29,140	24,184
Wayfair, Inc. 0.625%, 10/1/25	18,685	12,519
Wix.com Ltd. 0.000%, 8/15/25	12,510	10,465
Zillow Group, Inc.
2.750%, 5/15/25	13,715	12,467
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Internet—continued
1.375%, 9/1/26	$ 5,500	$ 5,316
		310,499

Leisure Time—0.6%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	26,520	16,609
Royal Caribbean Cruises Ltd. 144A 6.000%, 8/15/25(1)	15,000	15,802
		32,411

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	10,440	11,907
Media—1.4%
DISH Network Corp.
2.375%, 3/15/24	9,000	8,028
0.000%, 12/15/25	14,730	9,663
3.375%, 8/15/26	7,890	5,429
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)	12,545	12,027
Liberty Media Corp.
1.375%, 10/15/23	14,325	17,154
144A 0.500%, 12/1/50(1)	19,030	19,696
		71,997

Mining—0.2%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	12,085	10,973
Pharmaceuticals—1.2%
Clovis Oncology, Inc. 1.250%, 5/1/25	4,440	3,107
Dexcom, Inc. 0.250%, 11/15/25	33,400	30,770
Jazz Investments I Ltd. 2.000%, 6/15/26	25,110	26,868
		60,745

Retail—0.2%
Burlington Stores, Inc. 2.250%, 4/15/25	8,845	8,403
Semiconductors—1.0%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	4,775	4,482
Microchip Technology, Inc. 0.125%, 11/15/24	29,134	29,500
ON Semiconductor Corp. 0.000%, 5/1/27	985	1,299
	Par Value	Value

Semiconductors—continued
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	$ 15,845	$ 16,613
		51,894

Software—5.6%
Akamai Technologies, Inc.
0.125%, 5/1/25	12,050	12,243
0.375%, 9/1/27	7,975	7,421
Alteryx, Inc. 0.500%, 8/1/24	12,690	11,357
Avalara, Inc. 0.250%, 8/1/26	7,845	7,586
Bentley Systems, Inc.
0.125%, 1/15/26	775	647
0.375%, 7/1/27	19,350	14,580
Bill.com Holdings, Inc. 0.000%, 4/1/27	28,120	21,996
Blackline, Inc. 0.000%, 3/15/26	7,290	5,898
Cloudflare, Inc. 0.000%, 8/15/26	26,580	20,653
Confluent, Inc. 144A 0.000%, 1/15/27(1)	16,890	12,076
Coupa Software, Inc.
0.125%, 6/15/25	18,500	15,605
0.375%, 6/15/26	16,045	12,331
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	25,880	18,763
DocuSign, Inc. 0.000%, 1/15/24	11,080	10,338
Five9, Inc. 0.500%, 6/1/25	11,745	10,653
MicroStrategy, Inc. 0.000%, 2/15/27	12,620	5,628
MongoDB, Inc. 0.250%, 1/15/26	3,990	4,652
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	10,030	7,542
RingCentral, Inc.
0.000%, 3/1/25	19,170	16,127
0.000%, 3/15/26	5,270	4,053
Splunk, Inc.
1.125%, 9/15/25	25,000	21,998
1.125%, 6/15/27	6,025	4,740
Tyler Technologies, Inc. 0.250%, 3/15/26	9,315	8,803
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	28,435	20,615
Workday, Inc. 0.250%, 10/1/22	9,015	9,763
		286,068

Total Convertible Bonds and Notes (Identified Cost $1,663,289)		1,332,712

	Par Value	Value

Corporate Bonds and Notes—33.8%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 5,410	$ 4,085
144A 7.500%, 6/1/29(1)	7,810	5,662
		9,747

Aerospace & Defense—0.3%
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	6,996	6,911
144A 6.250%, 9/15/24(1)	7,135	6,505
		13,416

Airlines—0.6%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	3,875	4,047
144A 5.750%, 4/20/29(1)	14,125	12,324
Delta Air Lines, Inc. 7.375%, 1/15/26	11,915	12,044
		28,415

Auto Components—0.9%
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	6,070	5,145
5.000%, 10/1/29	7,700	5,833
Clarios Global LP 144A 8.500%, 5/15/27(1)	12,195	11,640
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	2,510	2,604
5.250%, 7/15/31	21,515	17,212
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	5,180	5,042
		47,476

Auto Manufacturers—0.7%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,305
7.450%, 7/16/31	9,690	9,512
6.100%, 8/19/32	13,525	11,924
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	1,948
4.000%, 11/13/30	14,895	11,618
		37,307

Building Materials—0.8%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	7,982
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Building Materials—continued
144A 6.375%, 6/15/32(1)	$ 8,065	$ 7,164
Griffon Corp. 5.750%, 3/1/28	8,175	7,030
Koppers, Inc. 144A 6.000%, 2/15/25(1)	10,200	9,129
Summit Materials LLC 144A 5.250%, 1/15/29(1)	11,970	10,534
		41,839

Chemicals—0.6%
Chemours Co. (The)
144A 5.750%, 11/15/28(1)	6,355	5,198
144A 4.625%, 11/15/29(1)	13,120	9,742
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	8,062
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	11,740	8,805
		31,807

Commercial Services—1.4%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	15,625	12,969
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	8,575	7,521
144A 5.375%, 3/1/29(1)	5,680	4,664
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	4,500
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	10,975	9,878
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	12,600	9,371
Monitronics International 9.125%, 4/1/20(2)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	10,127
RR Donnelley & Sons Co. 6.000%, 4/1/24	3,195	3,123
United Rentals North America, Inc. 5.250%, 1/15/30	13,445	12,168
		74,321

Computers—0.5%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	11,960	9,778
	Par Value	Value

Computers—continued
NCR Corp.
144A 5.125%, 4/15/29(1)	$ 6,240	$ 4,680
144A 6.125%, 9/1/29(1)	5,440	4,684
Western Digital Corp. 4.750%, 2/15/26	4,900	4,537
		23,679

Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	13,090	12,246
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	18,035	16,344
Sealed Air Corp. 144A 5.000%, 4/15/29(1)	2,300	2,053
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	11,273
		41,916

Cosmetics & Personal Care—0.3%
Coty, Inc. 144A 6.500%, 4/15/26(1)	11,185	10,308
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	4,605	4,117
		14,425

Diversified Financial Services—1.1%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	10,389
144A 5.750%, 11/15/31(1)	6,870	5,038
Navient Corp.
6.750%, 6/15/26	10,725	9,735
5.000%, 3/15/27	12,315	10,073
4.875%, 3/15/28	7,065	5,396
OneMain Finance Corp.
6.625%, 1/15/28	9,655	8,284
5.375%, 11/15/29	7,480	5,797
		54,712

Electronic Equipment, Instruments & Components—0.3%
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	1,695	1,505
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	13,985	13,697
		15,202

	Par Value	Value

Electronics—0.3%
Coherent Corp. 144A 5.000%, 12/15/29(1)	$ 11,315	$ 9,360
Sensata Technologies B.V. 144A 5.875%, 9/1/30(1)	5,065	4,739
		14,099

Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,317
Entertainment—1.9%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	2,781
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	8,060	7,768
144A 8.125%, 7/1/27(1)	15,400	14,708
144A 4.625%, 10/15/29(1)	8,665	6,621
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	12,845	11,218
Cedar Fair LP 5.375%, 4/15/27	11,680	10,850
International Game Technology plc
144A 4.125%, 4/15/26(1)	4,495	4,108
144A 6.250%, 1/15/27(1)	5,700	5,515
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	10,975	8,176
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	14,410	12,511
Scientific Games International, Inc. 144A 8.625%, 7/1/25(1)	2,750	2,815
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	15,825	13,141
		100,212

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	16,905	14,242
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—1.3%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(1)	$ 9,205	$ 7,547
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	7,535	5,833
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	18,050	14,936
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	8,830	7,558
144A 4.875%, 5/15/29(1)	9,060	7,339
SBA Communications Corp. 3.125%, 2/1/29	11,135	8,956
Service Properties Trust
4.500%, 3/15/25	5,185	4,331
7.500%, 9/15/25	5,355	5,007
4.375%, 2/15/30	5,355	3,513
		65,020

Food & Beverage—1.1%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	6,755	5,715
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	7,440
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	7,630	6,934
144A 4.250%, 8/1/29(1)	10,125	8,430
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	10,660	9,215
144A 4.500%, 9/15/31(1)	9,420	7,583
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	10,435	8,531
US Foods, Inc. 144A 4.750%, 2/15/29(1)	5,350	4,580
		58,428

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	11,590	10,323
	Par Value	Value

Healthcare-Products—0.2%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	$ 16,520	$ 12,473
Healthcare-Services—1.4%
Centene Corp. 4.625%, 12/15/29	10,200	9,166
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	4,999
144A 6.875%, 4/15/29(1)	9,715	4,693
HCA, Inc. 5.875%, 2/1/29	9,335	9,077
Select Medical Corp. 144A 6.250%, 8/15/26(1)	10,520	9,898
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	34,410	30,146
144A 6.125%, 6/15/30(1)	2,180	1,997
		69,976

Home Builders—0.2%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	5,246	5,142
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	7,925	6,955
		12,097

Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	8,430	5,747
Housewares—0.2%
Newell Brands, Inc. 6.625%, 9/15/29	11,500	11,244
Internet—0.9%
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	8,590	7,667
NortonLifeLock, Inc.
144A 6.750%, 9/30/27(1)	4,490	4,308
144A 7.125%, 9/30/30(1)	7,300	7,061
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	4,925	4,917
144A 7.500%, 9/15/27(1)	13,190	12,926
	Par Value	Value

Internet—continued
144A 6.250%, 1/15/28(1)	$ 7,410	$ 6,891
		43,770

Investment Companies—0.3%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	11,139
144A 5.000%, 1/15/32(1)	3,650	2,668
		13,807

Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	4,870	4,789
United States Steel Corp. 6.875%, 3/1/29	7,210	6,553
		11,342

Leisure Time—1.1%
Carnival Corp.
144A 10.500%, 2/1/26(1)	7,405	7,327
144A 5.750%, 3/1/27(1)	8,455	5,923
144A 6.000%, 5/1/29(1)	10,775	7,074
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	12,550	9,547
144A 7.750%, 2/15/29(1)	4,460	3,366
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	3,442	3,657
144A 5.375%, 7/15/27(1)	11,590	8,525
144A 11.625%, 8/15/27(1)	9,405	8,559
144A 5.500%, 4/1/28(1)	6,100	4,274
		58,252

Lodging—0.9%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)	6,045	4,895
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	17,890	14,461
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Lodging—continued
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	$ 8,230	$ 6,642
MGM Resorts International
5.500%, 4/15/27	5,050	4,537
4.750%, 10/15/28	13,640	11,415
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	7,030	6,582
		48,532

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	6,094
Media—4.0%
CCO Holdings LLC
4.500%, 5/1/32	6,375	4,862
144A 5.375%, 6/1/29(1)	15,445	13,519
144A 6.375%, 9/1/29(1)	12,135	11,141
144A 4.750%, 2/1/32(1)	4,155	3,236
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	24,490	19,983
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	15,910	13,716
DISH DBS Corp.
7.375%, 7/1/28	23,135	15,578
144A 5.750%, 12/1/28(1)	9,505	7,183
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	14,095	11,057
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	7,695	7,237
144A 4.750%, 10/15/30(1)	2,325	1,742
iHeartCommunications, Inc. 8.375%, 5/1/27	11,905	10,011
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	12,323
144A 4.750%, 11/1/28(1)	5,800	4,930
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	10,223
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	8,960	7,621
144A 4.125%, 7/1/30(1)	9,665	7,856
	Par Value	Value

Media—continued
144A 3.875%, 9/1/31(1)	$ 9,950	$ 7,716
TEGNA, Inc. 5.000%, 9/15/29	10,150	9,344
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	6,137
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	15,100	12,928
144A 4.500%, 8/15/30(1)	9,225	7,200
		205,543

Mining—0.3%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,171
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	8,081
144A 6.125%, 4/1/29(1)	5,985	4,822
		16,074

Oil, Gas & Consumable Fuels—3.1%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	4,871	4,862
144A 5.375%, 3/1/30(1)	7,740	6,959
Callon Petroleum Co.
144A 8.000%, 8/1/28(1)	13,490	12,444
144A 7.500%, 6/15/30(1)	7,640	6,689
CITGO Petroleum Corp.
144A 7.000%, 6/15/25(1)	4,450	4,252
144A 6.375%, 6/15/26(1)	11,385	10,628
CNX Resources Corp.
144A 6.000%, 1/15/29(1)	6,375	5,817
144A 7.375%, 1/15/31(1)	9,510	9,301
Cobalt International Energy, Inc. 7.750%, 12/1/23(2)(3)	9,216	133
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	10,695	9,864
144A 5.875%, 1/15/30(1)	6,595	5,744
Mesquite Energy, Inc. 6.125%, 1/15/23(3)	6,240	31
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Occidental Petroleum Corp.
8.875%, 7/15/30	$ 6,600	$ 7,348
6.625%, 9/1/30	11,410	11,581
SM Energy Co.
6.625%, 1/15/27	7,980	7,660
6.500%, 7/15/28	7,075	6,724
Southwestern Energy Co.
5.375%, 3/15/30	12,525	11,286
4.750%, 2/1/32	4,720	3,956
Sunoco LP
5.875%, 3/15/28	6,830	6,198
4.500%, 4/30/30	6,635	5,424
USA Compression Partners LP 6.875%, 9/1/27	12,545	11,401
Weatherford International Ltd.
144A 11.000%, 12/1/24(1)	61	62
144A 8.625%, 4/30/30(1)	13,065	11,378
		159,742

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	10,985	8,754
Pharmaceuticals—1.1%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	32,710	13,902
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	9,515	8,900
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	17,325	14,964
Organon & Co. 144A 5.125%, 4/30/31(1)	16,695	13,676
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	5,645	5,080
		56,522

Pipelines—1.0%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	9,185	8,109
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	11,805	10,566
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	4,470	4,131
144A 7.500%, 6/1/30(1)	7,645	7,224
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Pipelines—continued
Hess Midstream Operations LP 144A 5.500%, 10/15/30(1)	$ 3,250	$ 2,790
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	13,315	11,845
NuStar Logistics LP 6.375%, 10/1/30	9,135	7,817
		52,482

Real Estate—0.2%
Kennedy-Wilson, Inc.
4.750%, 3/1/29	3,700	2,824
5.000%, 3/1/31	12,550	9,099
		11,923

Retail—1.2%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	4,807
144A 4.625%, 11/15/29(1)	4,400	3,517
144A 5.000%, 2/15/32(1)	4,280	3,296
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	14,710	12,798
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	4,925	3,895
144A 6.125%, 3/15/32(1)	6,250	4,786
Mariposa Borrower, Inc. 8.000%, 10/15/21(2)	6,810	2,088
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	16,820	13,247
Yum! Brands, Inc.
4.625%, 1/31/32	9,655	8,093
5.375%, 4/1/32	6,680	5,923
		62,450

Semiconductors—0.3%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	9,650	9,348
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	4,535	4,139
		13,487

Software—0.5%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	11,825	9,259
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,065	2,701
	Par Value	Value

Software—continued
144A 6.500%, 10/15/28(1)	$ 6,765	$ 5,743
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	10,580	9,651
		27,354

Telecommunications—2.2%
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	10,105	7,629
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	8,724
144A 6.000%, 1/15/30(1)	12,310	9,671
144A 8.750%, 5/15/30(1)	10,420	10,427
GTT Communications, Inc. 144A 7.875%, 12/31/24(1)(3)	10,045	753
Hughes Satellite Systems Corp. 6.625%, 8/1/26	13,080	11,870
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	9,205	7,920
144A 5.375%, 6/15/29(1)	23,075	17,148
Sprint Corp.
7.125%, 6/15/24	6,860	6,963
7.625%, 3/1/26	8,595	8,890
T-Mobile USA, Inc.
4.750%, 2/1/28	6,250	5,900
3.375%, 4/15/29	8,250	7,128
3.500%, 4/15/31	14,160	11,899
Windstream Services LLC 144A 6.375%, 8/1/23(1)(2)(3)	7,464	—
		114,922

Transportation—0.4%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	12,565	12,286
144A 5.500%, 5/1/28(1)	7,450	5,959
		18,245

Total Corporate Bonds and Notes (Identified Cost $2,118,936)		1,741,735

	Par Value	Value

Leveraged Loans—0.1%
Healthcare-Products—0.1%
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 6.034%, 6/21/29 (4)	$ 3,345	$ 3,288
Retail—0.0%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 6.924%, 3/4/28 (4)	3,363	3,168
Total Leveraged Loans (Identified Cost $6,681)		6,456

	Shares
Convertible Preferred Stocks—5.3%
Auto Components—0.3%
Aptiv plc Series A, 5.500%	174,000	16,565
Banks—1.2%
Bank of America Corp. Series L, 7.250%	21,900	25,689
Wells Fargo & Co. Series L, 7.500%	30,470	36,686
		62,375

Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	191,295	10,410
Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	158,175	9,143
Diversified Financial Services—0.2%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	9,640	7,421
Electric Utilities—0.9%
NextEra Energy, Inc.
5.279%	398,430	19,834
6.219%	543,655	26,400
		46,234

Electronic Equipment, Instruments & Components—0.1%
Coherent Corp. Series A, 6.000%	23,240	3,636
Healthcare Equipment & Supplies—0.5%
Boston Scientific Corp. Series A, 5.500%	244,910	24,790
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Life Sciences Tools & Services—0.9%
Danaher Corp. Series B, 5.000%	35,915	$ 48,395
Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	131,190	6,470
Pharmaceuticals—0.1%
Elanco Animal Health, Inc., 5.000%	229,565	4,800
Professional Services—0.1%
Clarivate plc Series A, 5.250%	140,520	5,992
Telecommunications—0.5%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	23,630	26,581
Total Convertible Preferred Stocks (Identified Cost $326,548)		272,812

Preferred Stocks—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (2)(5)	56,362	4,154
LiveStyle, Inc. Series B (2)(6)	8,000	—
		4,154

Total Preferred Stocks (Identified Cost $13,526)		4,154

Common Stocks—32.5%
Air Freight & Logistics—0.2%
United Parcel Service, Inc. Class B	69,825	11,280
Automobiles—1.5%
Tesla, Inc.(6)(7)	287,883	76,361
Banks—1.3%
CCF Holdings LLC(2)(6)	7,416,755	1,632
CCF Holdings LLC Class M(2)(6)	1,759,917	387
JPMorgan Chase & Co.	304,045	31,773
Wells Fargo & Co.	822,765	33,091
		66,883

Biotechnology—0.9%
AbbVie, Inc.(7)	251,562	33,762
Vertex Pharmaceuticals, Inc.(6)	46,710	13,525
		47,287

	Shares	Value

Capital Markets—1.0%
Charles Schwab Corp. (The)(7)	292,280	$ 21,006
CME Group, Inc. Class A	112,455	19,919
S&P Global, Inc.(7)	30,780	9,399
		50,324

Chemicals—0.6%
DuPont de Nemours, Inc.	326,360	16,449
Sherwin-Williams Co. (The)	63,625	13,027
		29,476

Commercial Services & Supplies—0.7%
Waste Management, Inc.	213,715	34,239
Communications Equipment—0.3%
Cisco Systems, Inc.	398,715	15,949
Consumer Finance—0.0%
Erickson, Inc.(2)(6)	10,866	290
Electric Utilities—0.6%
Exelon Corp.	835,215	31,287
Electrical Equipment—0.3%
Generac Holdings, Inc.(6)	49,720	8,857
Plug Power, Inc.(6)(7)	346,238	7,275
		16,132

Electronic Equipment, Instruments & Components—0.1%
Coherent Corp.(6)	147,475	5,139
Energy Equipment & Services—0.7%
Schlumberger N.V.(7)	995,875	35,752
Entertainment—0.0%
LiveStyle, Inc. (2)(5)(6)	202,319	—(8)
Equity Real Estate Investment—0.5%
American Tower Corp.(7)	113,300	24,325
Food & Staples Retailing—0.7%
Costco Wholesale Corp.(7)	79,960	37,763
Healthcare Equipment & Supplies—0.9%
Abbott Laboratories	181,305	17,543
Dexcom, Inc.(6)	124,340	10,015
Intuitive Surgical, Inc.(6)(7)	94,645	17,740
		45,298

Healthcare Providers & Services—1.4%
McKesson Corp.(7)	68,390	23,244
UnitedHealth Group, Inc.(7)	102,115	51,572
		74,816

Hotels, Restaurants & Leisure—1.2%
Booking Holdings, Inc.(6)	15,360	25,240
	Shares	Value

Hotels, Restaurants & Leisure—continued
Chipotle Mexican Grill, Inc. Class A(6)(7)	14,660	$ 22,030
MGM Resorts International	417,555	12,410
		59,680

Insurance—0.4%
Aon plc Class A(7)	76,255	20,426
Interactive Media & Services—2.0%
Alphabet, Inc. Class A(6)	870,900	83,302
Meta Platforms, Inc. Class A(6)	147,785	20,051
		103,353

Internet & Direct Marketing Retail—1.3%
Amazon.com, Inc.(6)	578,270	65,344
IT Services—1.9%
Accenture plc Class A(7)	115,130	29,623
EPAM Systems, Inc.(6)	25,610	9,276
Mastercard, Inc. Class A(7)	105,475	29,991
Visa, Inc. Class A(7)	170,485	30,286
		99,176

Life Sciences Tools & Services—1.2%
Avantor, Inc.(6)(7)	280,592	5,500
IQVIA Holdings, Inc.(6)	118,460	21,458
Thermo Fisher Scientific, Inc.(7)	65,850	33,398
		60,356

Machinery—0.2%
Deere & Co.(7)	37,015	12,359
Media—0.0%
Postmedia Network Canada Corp.(2)(6)	1,018,823	703
Multiline Retail—0.2%
Target Corp.	66,560	9,877
Oil, Gas & Consumable Fuels—1.1%
ConocoPhillips(7)	346,190	35,429
Devon Energy Corp.(7)	399,720	24,035
Riviera Resources, Inc.(2)	25,527	—
		59,464

Pharmaceuticals—1.1%
Eli Lilly & Co.(7)	131,630	42,563
Zoetis, Inc. Class A	112,850	16,734
		59,297

Road & Rail—0.8%
Union Pacific Corp.(7)	210,720	41,052
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—2.1%
Broadcom, Inc.(7)	103,672	$ 46,031
Lam Research Corp.	41,920	15,343
Marvell Technology, Inc.(7)	250,510	10,749
Micron Technology, Inc.	389,325	19,505
NVIDIA Corp.	125,915	15,285
		106,913

Software—3.9%
Adobe, Inc. (6)	17,235	4,743
Atlassian Corp. plc Class A(6)(7)	64,700	13,625
Crowdstrike Holdings, Inc. Class A(6)	123,360	20,331
Intuit, Inc.(7)	66,120	25,610
Microsoft Corp.(7)	472,066	109,944
Salesforce, Inc.(6)	55,705	8,013
ServiceNow, Inc.(6)(7)	55,005	20,770
		203,036

Specialty Retail—0.9%
Home Depot, Inc. (The)(7)	122,255	33,735
TJX Cos., Inc. (The)(7)	222,615	13,829
		47,564

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.(7)	811,140	112,100
Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. Class B	175,520	14,589
Quiksilver, Inc.(2)	2	—(8)
		14,589

Total Common Stocks (Identified Cost $2,214,619)		1,677,890

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC(2)(6)	2,911,361	175
Media—0.0%
Tenerity, Inc.(2)(5)(6)	7,203	—
	Shares	Value

Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(6)	2,910	$ 53
Total Warrants (Identified Cost $1,422)		228

Total Long-Term Investments—97.7% (Identified Cost $6,345,021)		5,035,987

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(9)	51,956,173	51,956
Total Short-Term Investment (Identified Cost $51,956)		51,956

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.7% (Identified Cost $6,396,977)		5,087,943

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $2,213)	(1,025)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.7% (Identified Cost $6,394,764)	$5,086,918
Other assets and liabilities, net—1.3%	67,115
NET ASSETS—100.0%	$5,154,033

Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $1,590,198 or 30.9% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of the security is restricted.
(6)	Non-income producing.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $444,749.
(8)	Amount is less than $500.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
United Kingdom	2
Bermuda	1
Canada	1
Liberia	1
Curaçao	1
Cayman Islands	1
Other	1
Total	100%
† % of total investments, net of written options, as of September 30, 2022.
Open written options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
AbbVie, Inc.	(1,235)	$(19,142)	$155.00	10/21/22	$(10)
Accenture plc	(480)	(14,880)	310.00	10/21/22	(5)
American Tower Corp.	(570)	(17,100)	300.00	10/21/22	(3)
Aon plc	(275)	(8,250)	300.00	10/21/22	(8)
Apple, Inc.	(4,100)	(71,750)	175.00	10/21/22	(16)
Atlassian Corp. plc	(160)	(4,320)	270.00	10/21/22	(10)
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Open written options contracts as of September 30, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Avantor, Inc.	(2,800)	$(7,700)	$27.50	11/18/22	$(11)
Broadcom, Inc.	(645)	(38,055)	590.00	11/18/22	(15)
Charles Schwab Corp. (The)	(2,040)	(16,320)	80.00	10/21/22	(122)
Chipotle Mexican Grill, Inc.	(52)	(9,100)	1,750.00	10/21/22	(15)
ConocoPhillips	(2,070)	(26,910)	130.00	10/21/22	(27)
Costco Wholesale Corp.	(480)	(26,880)	560.00	10/21/22	(7)
Deere & Co.	(233)	(10,485)	450.00	10/21/22	(9)
Devon Energy Corp.	(2,360)	(18,880)	80.00	10/21/22	(21)
Eli Lilly & Co.	(550)	(18,288)	332.50	10/21/22	(363)
Home Depot, Inc. (The)	(160)	(5,520)	345.00	10/21/22	(1)
Intuit, Inc.	(185)	(9,065)	490.00	10/21/22	(15)
Intuitive Surgical, Inc.	(380)	(10,260)	270.00	10/21/22	(2)
Marvell Technology, Inc.	(135)	(810)	60.00	11/18/22	(3)
Mastercard, Inc.	(630)	(24,255)	385.00	10/21/22	(2)
McKesson Corp.	(410)	(15,580)	380.00	10/21/22	(19)
Microsoft Corp.	(1,090)	(33,245)	305.00	11/18/22	(33)
Plug Power, Inc.	(1,740)	(5,220)	30.00	10/21/22	(16)
S&P Global, Inc.	(135)	(5,400)	400.00	10/21/22	(1)
Schlumberger N.V.	(5,975)	(27,485)	46.00	10/21/22	(24)
ServiceNow, Inc.	(85)	(4,845)	570.00	10/21/22	(1)
Tesla, Inc.	(1,730)	(64,875)	375.00	10/21/22	(55)
Thermo Fisher Scientific, Inc.	(280)	(16,800)	600.00	11/18/22	(55)
TJX Cos., Inc. (The)	(1,115)	(7,805)	70.00	11/18/22	(99)
Union Pacific Corp.	(460)	(11,960)	260.00	10/21/22	(1)
UnitedHealth Group, Inc.	(510)	(29,325)	575.00	10/21/22	(45)
Visa, Inc.	(1,195)	(25,095)	210.00	10/21/22	(11)
Total Written Options					$(1,025)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$1,741,735	$—	$1,739,514	$2,221(1)
Leveraged Loans	6,456	—	6,456	—
Convertible Bonds and Notes	1,332,712	—	1,332,712	—
Equity Securities:
Common Stocks	1,677,890	1,674,878	—	3,012(1)
Convertible Preferred Stocks	272,812	238,810	34,002	—
Warrants	228	53	—	175(1)
Preferred Stocks	4,154	—	—	4,154(1)
Money Market Mutual Fund	51,956	51,956	—	—
Total Investments, Before Written Options	5,087,943	1,965,697	3,112,684	9,562
Liabilities:
Other Financial Instruments:
Written Options	(1,025)	(880)	(145)	—
Total Investments, Net of Written Options	$5,086,918	$1,964,817	$3,112,539	$9,562

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $31 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
	Total	Corporate Bonds And Notes	Common Stocks	Warrants	Preferred Stocks
Investments in Securities
Balance as of June 30, 2022:	$ 11,751	$ 2,162(a)	$ 3,651(a)	$ 320(a)	$ 5,618(a)
Net realized gain (loss)	(1,534)	—	(1,534)	—	—
Net change in unrealized appreciation (depreciation)(b)	54	90	1,322	(146)	(1,212)
Sales(c)	(427)	—	(427)	—	—
Transfers from Level 3(d)	(31)	(31)	—	—	—
Balance as of September 30, 2022	$ 9,813	$ 2,221(a)	$ 3,012(a)	$ 174(a)	$ 4,406(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022, was $54.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of June 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
Investments in Securities – Assets	Ending Balance at September 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$ 4,154	Discounted cash flows liquidation approach	Discount rate	26.65% (25.34% - 28.44%)

Common Stocks:
CCF Holdings LLC	$ 1,632	Market and Company Comparables	EV Multiples	1.02x (0.65x - 1.42x)
0.60x (0.41x - 0.78x)
			Illiquidity Discount	20%
CCF Holdings LLC, Class M	$ 387	Market and Company Comparables	EV Multiples	1.02x (0.65x - 1.42x)
0.60x (0.41x - 0.78x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 290	Market and Company Comparables	EV Multiples	1.05x (0.63x - 2.62x)
12.85x (9.27x - 14.89x)
0.92x (0.46x - 1.46x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc	$ —(1)	Discounted cash flows liquidation approach	Discount rate	26.65% (25.34% - 28.44%)

Postmedia Network Canada Corp.	$ 703	Market and Company Comparables	EV Multiples	1.02x (0.44x - 1.99x)
7.13x (2.94x - 14.84x)
			Illiquidity Discount	10%

Quiksilver, Inc.	$ —(1)	Market and Company Comparables	EV Multiples	0.62x (0.26x - 1.02x)
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at September 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
				0.77x (0.38x - 1.63x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$ 174	Market and Company Comparables	EV Multiples	1.02x (0.65x - 1.42x)
				0.60x (0.41x - 0.78x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	49.21%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.